Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	$ 564,172	$ 283,605
Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	5,012,152	5,583,298
Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	14,498,196	14,263,303
Time deposits and saving accounts [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	14,036,593	14,304,059
Obligations by repurchase agreements [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	287,110	109,873
Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,296,614	1,103,467
Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	12,551,954	11,134,144
Other financial obligations
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	367,323	284,479
Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,381,252	1,387,499
Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	49,995,366	48,453,727
Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	6,690,361	5,946,639
Up to 1 month [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	564,172	283,605
Up to 1 month [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	490,271	728,329
Up to 1 month [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	14,498,196	14,263,303
Up to 1 month [Member] | Time deposits and saving accounts [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	9,316,902	9,437,781
Up to 1 month [Member] | Obligations by repurchase agreements [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	287,110	109,280
Up to 1 month [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	64,372	22,207
Up to 1 month [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	18,708	13,893
Up to 1 month [Member] | Other financial obligations
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	367,323	284,479
Up to 1 month [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	3,247	3,140
Up to 1 month [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	25,610,301	25,146,017
Up to 1 month [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	479,836	153,172
1 to 3 months [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 months [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	369,130	328,138
1 to 3 months [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 months [Member] | Time deposits and saving accounts [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	2,897,857	2,670,440
1 to 3 months [Member] | Obligations by repurchase agreements [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities		66
1 to 3 months [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	318,830	159,438
1 to 3 months [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	370,475	158,375
1 to 3 months [Member] | Other financial obligations
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 months [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 months [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	3,956,292	3,316,457
1 to 3 months [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	675,990	399,612
3 to 12 months [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 12 months [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	724,294	972,304
3 to 12 months [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 12 months [Member] | Time deposits and saving accounts [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,813,808	2,138,233
3 to 12 months [Member] | Obligations by repurchase agreements [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities		527
3 to 12 months [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	778,352	921,822
3 to 12 months [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,289,167	1,178,285
3 to 12 months [Member] | Other financial obligations
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 12 months [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	46,655	48,654
3 to 12 months [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	4,652,276	5,259,825
3 to 12 months [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	775,896	1,201,809
1 to 3 years [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 years [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,153,074	1,202,183
1 to 3 years [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 years [Member] | Time deposits and saving accounts [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	6,587	56,593
1 to 3 years [Member] | Obligations by repurchase agreements [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 years [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	135,060
1 to 3 years [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	3,015,473	2,983,446
1 to 3 years [Member] | Other financial obligations
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
1 to 3 years [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	92,486	92,974
1 to 3 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	4,402,680	4,335,196
1 to 3 years [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,529,409	1,385,711
3 to 5 years [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,027,445	861,833
3 to 5 years [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Time deposits and saving accounts [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	793	450
3 to 5 years [Member] | Obligations by repurchase agreements [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	2,119,402	2,328,034
3 to 5 years [Member] | Other financial obligations
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
3 to 5 years [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	89,240	89,437
3 to 5 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	3,236,880	3,279,754
3 to 5 years [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,014,770	894,295
Over 5 years [Member] | Transactions in the course of payment [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Full delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,247,938	1,490,511
Over 5 years [Member] | Current accounts and other demand deposits [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Time deposits and saving accounts [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	646	562
Over 5 years [Member] | Obligations by repurchase agreements [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Borrowings from financial institutions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Debt financial instruments issued [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	5,738,729	4,472,111
Over 5 years [Member] | Other financial obligations
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities
Over 5 years [Member] | Financial instruments of regulatory capital issued (subordinated bonds) [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	1,149,624	1,153,294
Over 5 years [Member] | Liabilities excluding non-delivery derivative transaction [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	8,136,937	7,116,478
Over 5 years [Member] | Non - delivery derivative transactions [Member]
Risk Management and Report - Schedule of Contractual Maturity Profile of the Financial Liabilities (Details) [Line Items]
Financial liabilities	$ 2,214,460	$ 1,912,040